Accounts Receivable, Net - Ageing Analysis of Accounts Receivable from Other Telecommunications Operators and Enterprise Customers (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Accounts receivable	¥ 20,475	¥ 22,096
Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	25,155	25,938
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	(4,680)	(3,842)
Other telecommunications operators and enterprise customers [member]
Disclosure of financial assets [line items]
Accounts receivable	10,005	10,111
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	11,787	11,350
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member] | Current, within 1 month [member]
Disclosure of financial assets [line items]
Accounts receivable	3,318	4,421
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member] | 1 to 3 months [member]
Disclosure of financial assets [line items]
Accounts receivable	2,300	1,973
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member] | 4 to 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	3,994	2,644
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member] | More than 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	2,175	2,312
Other telecommunications operators and enterprise customers [member] | Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ (1,782)	¥ (1,239)